                                                             File Nos. 333-63093
                                                                        811-6632


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 37


                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
              (Address of Depositor's Principal Executive Offices)
                                 (508) 855-1000
               (Depositor's Telephone Number, including Area Code)

                            Mary Eldridge, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

            immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X    on July 1, 2000 pursuant to paragraph (b) of Rule 485
     -----
            60 days after filing pursuant to paragraph (a) (1) of Rule 485
     -----
            on (date) pursuant to paragraph (a) (1) of Rule 485
     -----
            this post-effective amendment designates a new effective
            date for a previously filed post-effective amendment
     -----

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 1999 was filed on or before March 30, 2000.

This Post-Effective Amendment No. 4 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of the Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company dated May 1, 2000 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 3 on April 21, 2000, and is incorporated by reference herein.

             CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                          ITEMS CALLED FOR BY FORM N-4


FORM N-4 ITEM NO.                   CAPTION IN PROSPECTUS
-----------------                   ---------------------
1...................................Cover Page

2...................................Special Terms

3...................................Summary of Fees and Expenses; Summary of Contract Features

4...................................Condensed Financial Information;  Performance Information

5...................................Description of the Companies, the Variable Accounts, the
                                    Trust, Fidelity VIP, and T. Rowe Price

6...................................Charges and Deductions

7...................................Description of the Contract

8...................................Electing the Form of Annuity and Annuity Date; Description of Variable Annuity
                                    Payout Options; Annuity Benefit Payments

9...................................Death Benefit

10..................................Payments;  Computation of Values;  Distribution

11..................................Surrender; Withdrawals; Texas Optional Retirement Program

12..................................Federal Tax Considerations

13..................................Legal Matters

14..................................Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO                    CAPTION IN STATEMENT OF ADDITIONAL  INFORMATION
----------------                    -----------------------------------------------

15..................................Cover Page

16..................................Table of Contents

17..................................General Information and History

18..................................Services

19..................................Underwriters

20..................................Underwriters

21..................................Performance Information

22..................................Annuity Benefit Payments

23..................................Financial Statements

                        ALLMERICA SELECT SEPARATE ACCOUNT
                           (ALLMERICA SELECT CHARTER)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                            SUPPLEMENT TO PROSPECTUS
                                DATED MAY 1, 2000

                                       ***

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), First Allmerica Financial Life Insurance Company ("First Allmerica"), and several other applicants filed an application on January 31, 2000, and an amended and restated application on May 3, 2000, with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Select Investment Grade Income Fund of Allmerica Investment Trust ("AIT") for shares of the Select Income Fund of AIT, which shares are currently held by sub-accounts of the Allmerica Select Separate Accounts. The SEC issued an Order Granting Exemptions approving the substitution on May 31, 2000. As a result of the SEC Order, effective July 1, 2000, shares of the Select Investment Grade Income Fund will be available as an investment option and shares of the Select Income Fund will no longer be offered under the Contract.

The investment adviser of the Select Investment Grade Income Fund is Allmerica Asset Management, Inc.

The investment objective of the Select Investment Grade Income Fund is to seek as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management.

The following expense information on the Select Investment Grade Income Fund is added to the Annual Underlying Fund Expenses table in the SUMMARY OF FEES AND EXPENSES section:

                                             MANAGEMENT FEE     OTHER EXPENSES         TOTAL FUND
                                               (AFTER ANY          (AFTER ANY     EXPENSES (AFTER ANY
UNDERLYING FUND                            VOLUNTARY WAIVERS)  REIMBURSEMENTS)   WAIVERS/REIMBURSEMENTS)
---------------                            ------------------  ---------------   -----------------------
Select Investment Grade Income Fund               0.43%              0.07%              0.50%(1)

The first paragraph of Footnote 1 in the SUMMARY OF FEES AND EXPENSES section is replaced with the following:

(1)Until further notice, Allmerica Financial Investment Management Services, Inc. ("AFIMS") has declared a voluntary expense limitation of 1.50% of average net assets for Select International Equity Fund, 1.35% for Select Aggressive Growth Fund and Select Capital Appreciation Fund, 1.25% for Select Value Opportunity Fund, 1.20% for Select Growth Fund, 1.10% for Select Growth and Income Fund, 1.00% for Select Investment Grade Income Fund and 0.60% for Money Market Fund. The total operating expenses of these Funds of the Trust were less than their respective expense limitations throughout 1999.

The following cumulative expense information is added to Expense Examples 1, 2 and 3:

(1) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and no optional benefit riders:(1)

FUND                                         1 YEAR         3 YEARS         5 YEARS        10 YEARS
----                                         ------         -------         -------        --------
Select Investment Grade Income Fund.....       $20            $61             $105           $226

(2) At the end of the applicable time period, you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets and election of either an optional Enhanced Death Benefit Rider or an optional Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:

FUND                                         1 YEAR         3 YEARS         5 YEARS        10 YEARS
----                                         ------         -------         -------        --------
Select Investment Grade Income Fund.....       $22            $69             $117           $252

(3) At the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and election of both an optional Enhanced Death Benefit Rider and an optional Minimum Guaranteed Annuity Payout Rider(1) with a ten-year waiting period:

FUND                                         1 YEAR         3 YEARS         5 YEARS        10 YEARS
----                                         ------         -------         -------        --------
Select Investment Grade Income Fund.....       $25            $76             $130           $278

Under D. Transfer Privilege-Automatic Transfers (Dollar Cost Averaging) and Automatic Account Rebalancing Options in the DESCRIPTION OF THE CONTRACT section, the first sentence now reads as follows:

"The Owner may elect automatic transfers of a predetermined dollar amount, not less than $100, on a periodic basis (monthly, bi-monthly, quarterly, semi-annually or annually) from either the Fixed Account, the Sub-Account investing in the Money Market Fund or the Sub-Account investing in the Select Investment Grade Income Fund (the "source accounts") to one or more Sub-Accounts."


                                       ***


Supplement Dated July 1, 2000

                        ALLMERICA SELECT SEPARATE ACCOUNT
                           (ALLMERICA SELECT CHARTER)
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2000

                                       ***

Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), First Allmerica Financial Life Insurance Company ("First Allmerica"), and several other applicants filed an application on January 31, 2000, and an amended and restated application on May 3, 2000, with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of the Select Investment Grade Income Fund of Allmerica Investment Trust for shares of the Select Income Fund of AIT, which shares are currently held by sub-accounts of the Allmerica Select Separate Accounts. The SEC issued an Order Granting Exemptions approving the substitution on May 31, 2000. As a result of the SEC Order, effective July 1, 2000, shares of the Select Investment Grade Income Fund will be available as an investment option and shares of the Select Income Fund will no longer be offered under the Contract.



                                       ***


Supplement Dated July 1, 2000

                            PART C. OTHER INFORMATION


ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS

     (a)  FINANCIAL STATEMENTS

     Financial Statements Included in Part A
     None

     Financial Statements Included in Part B
     Financial Statements for Allmerica Financial Life Insurance and Annuity Company
     Financial Statements for Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company were previously filed on April 21, 2000 in Post-Effective Amendment No. 3, and are incorporated by reference herein.

     Financial Statements Included in Part C
     None

     (b)  EXHIBITS

     EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated March 5, 1992 was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

     EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

     EXHIBIT 3      (a)  Underwriting and Administrative Services Agreement was
                         previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                    (b) Form of Revised Commission schedule was previously filed on September 9, 1998 in Registrant's Initial Registration Statement No. 333-63093/811-6632, and is incorporated by reference herein. Sales Agreements (Select) with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No.16 of Registration Statement No. 33-47216/811-6632, and are incorporated by reference herein.

                    (c) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                    (d) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                    (e) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

     EXHIBIT 4 Minimum Guaranteed Annuity Payout Rider was previously filed on December 29, 1998 in Post-Effective Amendment No. 1 of Registration Statement No. 333-63093/811-6632, and is incorporated by reference herein. Contract Form 3027-98 was previously filed on December 8, 1998 in Registrant's Pre-Effective Amendment No. 1 of Registration Statement No. 333-63093/811-6632, and is incorporated by reference herein.

     EXHIBIT 5 Draft Application Form AS-495 was previously filed on December 8, 1998 in Registrant's Pre-Effective Amendment No. 1 of Registration Statement No. 333-63093/811-6632, and is incorporated by reference herein.

     EXHIBIT 6 The Depositor's Articles of Incorporation, and Bylaws, as amended to reflect its name change, were previously filed on September 29, 1995 in Post-Effective Amendment No. 7 of Registration Statement No. 33-47216/811-6632, and are incorporated by reference herein.

     EXHIBIT 7      Not Applicable.

     EXHIBIT 8      (a)  Fidelity Service Agreement was previously filed on
                         April 30, 1996 in Post-Effective No. 8 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                    (b) An amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                    (c) Fidelity Service Contract, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 12 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                    (d) T. Rowe Price Service Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                    (e) BFDS Agreements for lockbox and mailroom services were previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and are incorporated by reference herein.

                    (f)  Directors' Power of Attorney is filed herewith.

     EXHIBIT 9      Opinion of Counsel is filed herewith.

     EXHIBIT 10     Consent of Independent Accountants is filed herewith.

     EXHIBIT 11     None.

     EXHIBIT 12     None.

     EXHIBIT 13 Schedule for Computation of Performance Calculations was previously filed on April 21, 2000 in Post-Effective Amendment No. 3 of Registration Statement
                    No.333-63093/811-6632, and is incorporated by reference herein.

     EXHIBIT 14     Not Applicable.

     EXHIBIT 15     (a)  Participation Agreement between the Company and
                         Allmerica Investment Trust dated March 22, 2000 was previously filed in April 2000 in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and is incorporated by reference herein.

                    (b) Amendment dated March 29, 2000 and Amendment dated November 13, 1998 were previously filed in Post-Effective Amendment No. 17 of Registration Statement No. 33-39702/811-6293, and are incorporated by reference herein. Participation Agreement between the Company and Fidelity VIP, as amended, was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

                    (c) Participation Agreement between the Company and T. Rowe Price International Series, Inc. was previously filed on April 24, 1998 in Post-Effective Amendment No. 16 of Registration Statement No. 33-47216/811-6632, and is incorporated by reference herein.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts 01653

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME AND POSITION WITH COMPANY                        PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------                        ----------------------------------------------
Bruce C. Anderson                           Director (since 1996), Vice President (since 1984) and Assistant Secretary
  Director                                  (since 1992) of First Allmerica

Warren E. Barnes                            Vice President (since 1996) and Corporate Controller (since 1998) of First
  Vice President and                        Allmerica
  Corporate Controller

Mark R. Colborn                             Director (since 2000) and Vice President (since 1992) of First Allmerica
  Director and Vice President

Mary Eldridge                               Secretary (since 1999) of First Allmerica; Secretary (since 1999) of
  Secretary                                 Allmerica Investments, Inc.; and Secretary (since 1999) of Allmerica



                                            Financial Investment Management Services, Inc.

J. Kendall Huber                            Director, Vice President and General Counsel of First Allmerica (since
  Director, Vice President and              2000); Vice President (1999) of Promos Hotel Corporation; Vice President &
  General Counsel                           Deputy General Counsel (1998-1999) of Legg Mason, Inc.; Vice President and
                                            Deputy General Counsel (1995-1998) of USF&G Corporation

John P. Kavanaugh                           Director and Chief Investment Officer (since 1996) and Vice President
  Director, Vice President and              (since 1991) of First Allmerica; Vice President (since 1998) of Allmerica
  Chief Investment Officer                  Financial Investment Management Services, Inc.; and President (since 1995)
                                            and Director (since 1996) of Allmerica Asset Management, Inc.

J. Barry May                                Director (since 1996) of First Allmerica; Director and President (since
  Director                                  1996) of The Hanover Insurance Company; and Vice President (1993 to 1996)
                                            of The Hanover Insurance Company

James R. McAuliffe                          Director (since 1996) of First Allmerica; (since 1992), President
  Director                                  Director (since 1994) and Chief Executive Officer (since 1996) of Citizens
                                            Insurance Company of America

Mark C. McGivney                            Vice President (since 1997) and Treasurer (since 2000) of First Allmerica;
  Vice President and Treasurer              Associate, Investment Banking (1996 -1997) of Merrill Lynch & Co.;
                                            Associate, Investment Banking (1995) of Salomon Brothers, Inc.; Treasurer
                                            (since 2000) of Allmerica Investments, Inc., Allmerica Asset Management,
                                            Inc. and Allmerica Financial Investment Management Services, Inc.

John F. O'Brien                             Director, President and Chief Executive Officer (since 1989) of First
  Director and Chairman                     Allmerica
  of the Board

Edward J. Parry, III                        Director and Chief Financial Officer (since 1996), Vice President (since
  Director, Vice President                  1993), and Treasurer (1993-2000) of First Allmerica
  Chief Financial Officer

Richard M. Reilly                           Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director, President and                   President (since 1995) of Allmerica Financial Life Insurance and Annuity
  Chief Executive Officer                   Company; Director (since 1990) of Allmerica Investments, Inc.; and Director and President (since 1998) of Allmerica Financial Investment Management
                                            Services, Inc.

Robert P. Restrepo, Jr.                     Director and Vice President (since 1998) of First Allmerica; Director
  Director                                  (since 1998) of The Hanover Insurance Company; Chief Executive Officer
                                            (1996 to 1998) of Travelers Property & Casualty; Senior Vice President
                                            (1993 to 1996) of Aetna Life & Casualty Company

Eric A. Simonsen                            Director (since 1996) and Vice President (since 1990) of First Allmerica;
  Director and Vice President               Director (since 1991) of Allmerica Investments, Inc.; and Director (since
                                            1991) of Allmerica Financial Investment Management Services, Inc.

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                                                   Allmerica Financial Corporation

                                                              Delaware

       |               |               |               |               |               |               |               |
________________________________________________________________________________________________________________________________
      100%           100%             100%            100%            100%            100%            100%            100%
   Allmerica       Financial       Allmerica,       Allmerica   First Allmerica   AFC Capital     Allmerica      First Sterling
     Asset        Profiles, Inc.      Inc.          Funding     Financial Life      Trust I       Services          Limited
Management, Inc.                                     Corp.         Insurance                     Corporation
                                                                   Company

 Massachusetts    California     Massachusetts   Massachusetts   Massachusetts      Delaware     Massachusetts      Bermuda
      |                                                               |                                               |
      |                                  ___________________________________________________________          ________________
      |                                          |                    |                  |                            |
      |                                         100%                99.2%               100%                         100%
      |                                      Advantage            Allmerica           Allmerica                First Sterling
      |                                      Insurance              Trust           Financial Life               Reinsurance
      |                                     Network, Inc.       Company, N.A.       Insurance and                  Company
      |                                                                            Annuity Company                 Limited
      |
      |                                       Delaware       Federally Chartered      Delaware                     Bermuda
      |                                                                                   |
      |_________________________________________________________________________________________________________________________
      |      |            |             |              |             |            |            |            |            |
      |     100%         100%          100%           100%          100%         100%         100%         100%         100%
      |   Allmerica    Allmerica     Allmerica      Allmerica     Allmerica    Allmerica    Allmerica    Allmerica    Allmerica
      | Investments,   Investment    Financial      Financial    Investments  Investments  Investments  Investments  Investments
      |     Inc.       Management    Investment     Services      Insurance    Insurance   Insurance    Insurance     Insurance
      |               Company, Inc.  Management     Insurance    Agency Inc.  Agency of    Agency Inc.  Agency Inc.   Agency Inc.
      |                             Services, Inc. Agency, Inc.  of Alabama   Florida Inc. of Georgia  of Kentucky  of Mississippi
      |
      |Massachusetts  Massachusetts Massachusetts  Massachusetts   Alabama      Florida      Georgia    Kentucky      Mississippi
      |
________________________________________________________________
      |              |                |               |
     100%           100%             100%            100%
  Allmerica    Sterling Risk       Allmerica       Allmerica
   Property      Management      Benefits, Inc.      Asset
 & Casualty    Services, Inc.                      Management,
Companies, Inc.                                     Limited

    Delaware       Delaware          Florida         Bermuda
       |
________________________________________________
       |              |                |
      100%           100%             100%
  The Hanover      Allmerica        Citizens
   Insurance       Financial       Insurance
    Company        Insurance        Company
                 Brokers, Inc.    of Illinois

 New Hampshire  Massachusetts       Illinois
       |
________________________________________________________________________________________________________________________________
       |               |               |               |               |               |               |               |
      100%           100%             100%            100%            100%            100%            100%            100%
    Allmerica      Allmerica      The Hanover    Hanover Texas      Citizens     Massachusetts      Allmerica        AMGRO
    Financial        Plus           American        Insurance     Corporation    Bay Insurance      Financial         Inc.
     Benefit       Insurance       Insurance       Management                       Company         Alliance
    Insurance     Agency, Inc.      Company       Company, Inc.                                    Insurance
    Company                                                                                         Company

  Pennsylvania  Massachusetts    New Hampshire       Texas          Delaware     New Hampshire   New Hampshire   Massachusetts
                                                                       |                                               |
                                                ________________________________________________                ________________
                                                       |               |               |                               |
                                                      100%            100%            100%                            100%
                                                    Citizens        Citizens        Citizens                      Lloyds Credit
                                                    Insurance       Insurance       Insurance                      Corporation
                                                     Company         Company         Company
                                                    of Ohio        of America        of the
                                                                                     Midwest

                                                      Ohio          Michigan        Indiana                      Massachusetts
                                                                       |
                                                               _________________
                                                                       |
                                                                      100%
                                                                    Citizens
                                                                   Management
                                                                      Inc.

                                                                    Michigan



-----------------  -----------------  -----------------
   Allmerica          Greendale             AAM
    Equity             Special          Equity Fund
  Index Pool          Placements
                        Fund

 Massachusetts      Massachusetts      Massachusetts


-------- Grantor Trusts established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens


          ---------------   ----------------
             Allmerica         Allmerica
          Investment Trust     Securities
                                 Trust

           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                  ...............
                  Hanover Lloyd's
                    Insurance
                     Company

                      Texas


-------- Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


         -----------------  -----------------
            AAM Growth       AAM High Yield
             & Income         Fund, L.L.C.
            Fund L.P.

            Delaware         Massachusetts

________ L.P. or L.L.C. established for the benefit of First Allmerica, Allmerica Financial Life, Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY


                    NAME                               ADDRESS                   TYPE OF BUSINESS
                    ----                               -------                   ----------------
AAM Equity Fund                                  440 Lincoln Street          Massachusetts Grantor Trust
                                                 Worcester MA 01653

AAM Growth & Income Fund, L.P                    440 Lincoln Street          Limited Partnership
                                                 Worcester MA 01653

Advantage Insurance Network Inc.                 440 Lincoln Street          Insurance Agency
                                                 Worcester MA 01653

AFC Capital Trust I                              440 Lincoln Street          Statutory Business Trust
                                                 Worcester MA 01653

Allmerica Asset Management Limited               440 Lincoln Street          Investment advisory services
                                                 Worcester MA 01653

Allmerica Asset Management, Inc.                 440 Lincoln Street          Investment advisory services
                                                 Worcester MA 01653

Allmerica Benefits, Inc.                         440 Lincoln Street          Non-insurance medical services
                                                 Worcester MA 01653

Allmerica Equity Index Pool                      440 Lincoln Street          Massachusetts Grantor Trust
                                                 Worcester MA 01653

Allmerica Financial Alliance Insurance           100 North Parkway           Multi-line property and casualty
Company                                          Worcester MA 01605          insurance

Allmerica Financial Benefit Insurance            100 North Parkway           Multi-line property and casualty
Company                                          Worcester MA 01605          insurance

Allmerica Financial Corporation                  440 Lincoln Street          Holding Company



                                                 Worcester MA 01653

Allmerica Financial Insurance                    440 Lincoln Street          Insurance Broker
Brokers, Inc.                                    Worcester MA 01653

Allmerica Financial Life Insurance               440 Lincoln Street          Life insurance, accident and health
and Annuity Company (formerly known              Worcester MA 01653          insurance, annuities, variable
as SMA Life Assurance Company                                                annuities and variable life insurance

Allmerica Financial Services Insurance           440 Lincoln Street          Insurance Agency
Agency, Inc.                                     Worcester MA 01653

Allmerica Funding Corp.                          440 Lincoln Street          Special purpose funding vehicle for
                                                 Worcester MA 01653          commercial paper

Allmerica, Inc.                                  440 Lincoln Street          Common employer for Allmerica
                                                 Worcester MA 01653          Financial Corporation entities

Allmerica Financial Investment                   440 Lincoln Street          Investment advisory services
Management Services, Inc. (formerly              Worcester MA 01653
known as Allmerica Institutional Services,
Inc. and 440 Financial Group of
Worcester, Inc.)

Allmerica Investment Management                  440 Lincoln Street          Investment advisory services
Company, Inc.                                    Worcester MA 01653

Allmerica Investments, Inc.                      440 Lincoln Street          Securities, retail broker-dealer
                                                 Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of   200 Southbridge Parkway     Insurance Agency
Alabama                                          Suite 400
                                                 Birmingham, AL 35209

Allmerica Investments Insurance Agency of        14211 Commerce Way          Insurance Agency
Florida, Inc.                                    Miami Lakes, FL 33016

Allmerica Investment Insurance Agency Inc. of    1455 Lincoln Parkway        Insurance Agency
Georgia                                          Suite 300
                                                 Atlanta, GA 30346

Allmerica Investment Insurance Agency Inc. of    Barkley Bldg-Suite 105      Insurance Agency
Kentucky                                         12700 Shelbyville Road
                                                 Louisiana, KY 40423



Allmerica Investments Insurance Agency Inc. of   631 Lakeland East Drive     Insurance Agency
Mississippi                                      Flowood, MS 39208

Allmerica Investment Trust                       440 Lincoln Street          Investment Company
                                                 Worcester MA 01653

Allmerica Plus Insurance                         440 Lincoln Street          Insurance Agency
Agency, Inc.                                     Worcester MA 01653

Allmerica Property & Casualty                    440 Lincoln Street          Holding Company
Companies, Inc.                                  Worcester MA 01653

Allmerica Securities Trust                       440 Lincoln Street          Investment Company
                                                 Worcester MA 01653

Allmerica Services Corporation                   440 Lincoln Street          Internal administrative services
                                                 Worcester MA 01653          provider to Allmerica Financial
                                                                             Corporation entities

Allmerica Trust Company, N.A.                    440 Lincoln Street          Limited purpose national trust
                                                 Worcester MA 01653          company

AMGRO, Inc.                                      100 North Parkway           Premium financing
                                                 Worcester MA 01605

Citizens Corporation                             440 Lincoln Street          Holding Company
                                                 Worcester MA 01653

Citizens Insurance Company of America            645 West Grand River        Multi-line property and casualty
                                                 Howell MI 48843             insurance

Citizens Insurance Company of Illinois           333 Pierce Road             Multi-line property and casualty
                                                 Itasca IL 60143             insurance

Citizens Insurance Company of the                3950 Priority Way           Multi-line property and casualty
Midwest                                          South Drive, Suite 200      insurance
                                                 Indianapolis IN 46280

Citizens Insurance Company of Ohio               8101 N. High Street         Multi-line property and casualty
                                                 P.O. Box 342250             insurance
                                                 Columbus OH 43234

Citizens Management, Inc.                        645 West Grand River        Services management company
                                                 Howell MI 48843



Financial Profiles                               5421 Avenida Encinas        Computer software company
                                                 Carlsbad, CA 92008

First Allmerica Financial Life Insurance         440 Lincoln Street          Life, pension, annuity, accident
Company (formerly State Mutual Life              Worcester MA 01653          and health insurance company
Assurance Company of America)

First Sterling Limited                           440 Lincoln Street          Holding Company
                                                 Worcester MA 01653

First Sterling Reinsurance Company               440 Lincoln Street          Reinsurance Company
Limited                                          Worcester MA 01653

Greendale Special Placements Fund                440 Lincoln Street          Massachusetts Grantor Trust
                                                 Worcester MA 01653

The Hanover American Insurance                   100 North Parkway           Multi-line property and casualty
Company                                          Worcester MA 01605          insurance

The Hanover Insurance Company                    100 North Parkway           Multi-line property and casualty
                                                 Worcester MA 01605          insurance

Hanover Texas Insurance Management               801 East Campbell Road      Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                    Richardson TX 75081         Insurance Company

Hanover Lloyd's Insurance Company                Hanover Lloyd's Insurance   Multi-line property and casualty
                                                 Company                     insurance

Lloyds Credit Corporation                        440 Lincoln Street          Premium financing service
                                                 Worcester MA 01653          franchises

Massachusetts Bay Insurance Company              100 North Parkway           Multi-line property and casualty
                                                 Worcester MA 01605          insurance

Sterling Risk Management Services, Inc.          440 Lincoln Street          Risk management services
                                                 Worcester MA 01653

ITEM 27.      NUMBER OF CONTRACT OWNERS

     As of May 31, 2000, there were 14,600 Contact holders of qualified Contracts and 22,250 Contract holders of non-qualified Contracts.

ITEM 28.      INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) state: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

ITEM 29.      PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

(b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
     440 Lincoln Street
     Worcester, Massachusetts 01653

      NAME                              POSITION OR OFFICE WITH UNDERWRITER
      ----                              -----------------------------------
Margaret L. Abbott                        Vice President

Emil J. Aberizk, Jr                       Vice President

Edward T. Berger                          Vice President and Chief Compliance Officer

Michael J. Brodeur                        Vice President Operations

Mark R. Colborn                           Vice President



Claudia J. Eckels                         Vice President

Mary M. Eldridge                          Secretary/Clerk

Philip L. Heffernan                       Vice President

J. Kendall Huber                          Director

Mark C. McGivney                          Treasurer

William F. Monroe, Jr.                    President, Director and Chief Executive Officer

David J. Mueller                          Vice President, Chief Financial Officer, Financial Operations
                                          Principal and Controller

Stephen Parker                            Vice President and Director

Richard M. Reilly                         Director and Chairman of the Board

Eric A. Simonsen                          Director

     (c) As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Allmerica Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 1999. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.      MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.      UNDERTAKINGS

     (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) The registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

     4.   A signed statement acknowledging the participant's understanding of
          (i) the restrictions on redemption imposed by the Program and by
          Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 14th day of June, 2000.

                      ALLMERICA SELECT SEPARATE ACCOUNT OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                             By: /s/ Mary Eldridge
                                -----------------------------------
                                 Mary Eldridge, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                               Title                                                     Date
----------                               -----                                                     ----
/s/ Warren E. Barnes                     Vice President and Corporate Controller                   June 14, 2000
------------------------------------
Warren E. Barnes

Edward J. Parry III*                     Director, Vice President and Chief Financial Officer
------------------------------------

Richard M. Reilly*                       Director, President and Chief Executive Officer
------------------------------------

John F. O'Brien*                         Director and Chairman of the Board
------------------------------------

Bruce C. Anderson*                       Director
------------------------------------

Mark R. Colborn*                         Director and Vice President
------------------------------------

John P. Kavanaugh*                       Director, Vice President and Chief Investment Officer
------------------------------------

J. Kendall Huber*                        Director, Vice President and General Counsel
------------------------------------

J. Barry May*                            Director
------------------------------------

James R. McAuliffe*                      Director
------------------------------------

Robert P. Restrepo, Jr.*                 Director
------------------------------------

Eric A. Simonsen*                        Director and Vice President
------------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Power of Attorney dated April 2, 2000 duly executed by such persons.

/s/ Sheila B. St. Hilaire
---------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-63093)

                                  EXHIBIT TABLE


Exhibit 8(f)      Directors' Power of Attorney

Exhibit 9         Opinion of Counsel

Exhibit 10        Consent of Independent Accountants